ASSETS HELD FOR SALE (Tables)	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment Assets Held-for-sale Disclosure [Abstract]
Summary of Major Classes of Assets Held for Sale
The major classes of assets of the Japan Ski Resort classified as assets held for sale as of December 31, 2021 were mainly comprised of:

Property and equipment, net	$2,217
Operating lease right-of-use assets	672
Cash and cash equivalents	234
Others	949

$4,072